DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 24, 2015

TO PROSPECTUS FOR THE FUND DATED APRIL 30, 2014 (“PROSPECTUS”)

Driehaus Event Driven Fund

Effective February 1, 2015, Adam Abbas (formerly assistant portfolio manager of the Fund) serves as co-portfolio manager of the Fund and Yoav Sharon serves as assistant portfolio manager of the Fund. Accordingly, the following information replaces the existing disclosure under “Portfolio Management” on page 15 of the Prospectus:

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund since 8/13	Adam Abbas Portfolio Manager of DCM Co-Portfolio Manager of the Fund since 2/15 (Assistant Portfolio Manager of the Fund 8-13—2/15)

Michael Caldwell Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 8/13	Yoav Sharon Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 2/15

The following information replaces the second paragraph under the “Driehaus Event Driven Fund” heading under the “Management of the Funds” section on page 29 of the Prospectus:

Co-Portfolio Manager. Adam Abbas has been the co-portfolio manager of the Driehaus Event Driven Fund since February 1, 2015. Mr. Abbas served as an assistant portfolio manager of the Fund from the Fund’s inception to February 1, 2015. Mr. Abbas’s background is described under “Driehaus Active Income Fund and Driehaus Select Credit Fund – Assistant Portfolio Manager.”

The following information is inserted after the fourth paragraph under the “Driehaus Event Driven Fund” heading under the “Management of the Funds” section on page 29 of the Prospectus:

Assistant Portfolio Manager. Yoav Sharon has been an assistant portfolio manager of the Driehaus Event Driven Fund since February 1, 2015 and has certain responsibilities for investment decision-making, subject to Mr. Nelson’s approval.

Mr. Sharon earned his B.A. from Northwestern in 2003 and M.B.A. in finance, international business, and management and strategy from the Kellogg Graduate School of Management at Northwestern University in 2010. He joined the Adviser in 2012. Prior to joining the Adviser, Mr. Sharon worked at Peak6 Investments as a senior analyst and trader. Prior to that, he served as a managing member of a firm he helped found, Raya Trading, and as a senior trader at STR Trading Partners.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.

DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 24, 2015

TO

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND DATED APRIL 30, 2014 (“SAI”)

Driehaus Event Driven Fund

The SAI provides additional information about the portfolio managers’ and assistant portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

In the SAI, all references to Mr. Abbas as assistant portfolio manager of the Driehaus Event Driven Fund are replaced with references to Mr. Abbas as co-portfolio manager.

The following information replaces the existing disclosure under “Portfolio Managers” on pages 42 - 43 of the SAI:

Description of Compensation. The portfolio managers and assistant portfolio managers are each paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the Funds and any other accounts managed. In addition, for the Funds, they receive an additional percentage of advisory fees if the performance of a Fund exceeds a risk adjusted return formula. Ms. Cassidy, Mr. Abbas and Mr. Sharon are also eligible for a discretionary bonus which is determined as a percentage of advisory fees of the Fund. Mr. Caldwell and Mr. Sharon each also receives a bonus based on a percentage of his salary, which has subjective and objective components. If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Mr. Nelson is also eligible to participate in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers and assistant portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2013, unless otherwise noted.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)

1. K.C. Nelson	Registered Investment Companies:	3	$5,673.3	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

2. Elizabeth Cassidy	Registered Investment Companies:	2	$5,631.2	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

3. Adam Abbas*	Registered Investment Companies:	3	$6,261.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

4. Michael Caldwell	Registered Investment Companies:	1	$42.1	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

5. Yoav Sharon**	Registered Investment Companies:	1	$186.1	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

*	Information as of March 31, 2014
**	Information as of February 18, 2015

The following information replaces the existing disclosure under “Portfolio Managers” on page 44 of the SAI:

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by the portfolio managers and the assistant portfolio managers in the Funds as of December 31, 2013:

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Active Income Fund
K. C. Nelson	$100,001 - $500,000
Elizabeth Cassidy	$50,001 - $100,000
Adam Abbas *	$10,001 - $50,000

Driehaus Select Credit Fund
K. C. Nelson	$100,001 - $500,000
Elizabeth Cassidy	$50,001 - $100,000
Adam Abbas *	$10,001 - $50,000

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Event Driven Fund
K. C. Nelson	$100,001 - $500,000
Adam Abbas	None
Michael Caldwell	$100,001 - $500,000
Yoav Sharon	$10,001 - $50,000

*	Mr. Abbas became an assistant portfolio manager for the Driehaus Active Income Fund and Driehaus Select Credit Fund on March 4, 2014. Information disclosed is as of March 31, 2014.
**	Mr. Sharon became an assistant portfolio manager for the Driehaus Event Driven Fund on February 1, 2015 Information disclosed is as of February 18, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.